Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS
JPMorgan Municipal ETF
JPMorgan Ultra-Short Municipal Income ETF
(each, a “Fund” and collectively, the “Funds”)
(each, a series of J.P. Morgan Exchange-Traded Fund Trust)
Supplement dated May 13, 2024 to the
current Summary Prospectuses and Prospectus, as supplemented
Effective May 13, 2024, the language under the “What is the goal of the Fund?” section of the JPMorgan Municipal ETF is hereby deleted and replaced with the following:
The Fund seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal income tax purposes. Exclusion from gross income for federal income tax purposes may not mean exclusion from the federal alternative minimum tax.
Effective May 13, 2024, the first paragraph under the “What are the Fund’s main investment strategies?” section of the Funds’ Summary Prospectuses and Prospectus, is hereby deleted and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its Assets in municipal securities, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes. Up to 25% of the Fund’s Assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.
Effective May 13, 2024, within the “The Fund’s Main Investment Risks” section of the JPMorgan Municipal ETF the following risk is added:
Alternative Minimum Tax Risk. The Fund may invest its assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax.
Effective May 13, 2024, the language for the “Municipal Obligations Risk” under the “The Fund’s Main Investment Risks” section of the Funds’ Summary Prospectuses and Prospectus, is hereby deleted and replaced with the following:
Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund’s investments.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund’s investments. Interest on municipal bonds, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.

JPMorgan Municipal ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS
JPMorgan Municipal ETF
(each, a “Fund” and collectively, the “Funds”)
(each, a series of J.P. Morgan Exchange-Traded Fund Trust)
Supplement dated May 13, 2024 to the
current Summary Prospectuses and Prospectus, as supplemented
Effective May 13, 2024, the language under the “What is the goal of the Fund?” section of the JPMorgan Municipal ETF is hereby deleted and replaced with the following:
The Fund seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal income tax purposes. Exclusion from gross income for federal income tax purposes may not mean exclusion from the federal alternative minimum tax.
Effective May 13, 2024, the first paragraph under the “What are the Fund’s main investment strategies?” section of the Funds’ Summary Prospectuses and Prospectus, is hereby deleted and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its Assets in municipal securities, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes. Up to 25% of the Fund’s Assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.
Effective May 13, 2024, within the “The Fund’s Main Investment Risks” section of the JPMorgan Municipal ETF the following risk is added:
Alternative Minimum Tax Risk. The Fund may invest its assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax.
Effective May 13, 2024, the language for the “Municipal Obligations Risk” under the “The Fund’s Main Investment Risks” section of the Funds’ Summary Prospectuses and Prospectus, is hereby deleted and replaced with the following:
Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund’s investments.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund’s investments. Interest on municipal bonds, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.

JPMorgan Ultra-Short Municipal Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS
JPMorgan Ultra-Short Municipal Income ETF
(each, a “Fund” and collectively, the “Funds”)
(each, a series of J.P. Morgan Exchange-Traded Fund Trust)
Supplement dated May 13, 2024 to the
current Summary Prospectuses and Prospectus, as supplemented
Effective May 13, 2024, the first paragraph under the “What are the Fund’s main investment strategies?” section of the Funds’ Summary Prospectuses and Prospectus, is hereby deleted and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its Assets in municipal securities, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes. Up to 25% of the Fund’s Assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.
Effective May 13, 2024, the language for the “Municipal Obligations Risk” under the “The Fund’s Main Investment Risks” section of the Funds’ Summary Prospectuses and Prospectus, is hereby deleted and replaced with the following:
Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund’s investments.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund’s investments. Interest on municipal bonds, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.